Simple Agreements for Future Equity (Details) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 24, 2025 USD ($) shares	Apr. 30, 2025 USD ($)	Apr. 30, 2025 USD ($) boardMember	Dec. 31, 2024 USD ($) boardMember	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Stock issued during period, conversion of SAFE agreement (in shares) | shares	30,061,262
Fair value of simple agreement for future equity	$ 263,000			$ 59,301		$ 0
2024 Simple Agreements For Future Equity
Debt Securities, Available-for-Sale [Line Items]
SAFE agreement, aggregate purchase amount				$ 45,200
Number of board members | boardMember				2
2024 Simple Agreements For Future Equity | Affiliated Entity
Debt Securities, Available-for-Sale [Line Items]
SAFE agreement, aggregate purchase amount				$ 10,400
2023 Simple Agreements For Future Equity | Affiliated Entity
Debt Securities, Available-for-Sale [Line Items]
SAFE agreement, aggregate purchase amount					$ 10,000
2025 Simple Agreements For Future Equity
Debt Securities, Available-for-Sale [Line Items]
SAFE agreement, aggregate purchase amount			$ 23,700
Number of board members | boardMember			2
2025 Simple Agreements For Future Equity | Affiliate of AACT
Debt Securities, Available-for-Sale [Line Items]
SAFE agreement, amount exchanged	$ 10,000
2025 Simple Agreements For Future Equity | Affiliated Entity
Debt Securities, Available-for-Sale [Line Items]
SAFE agreement, aggregate purchase amount			$ 4,000
SAFE agreement, amount exchanged		$ 10,000
2025 Simple Agreements For Future Equity | Affiliated Entity | Affiliate of AACT
Debt Securities, Available-for-Sale [Line Items]
SAFE agreement, aggregate purchase amount			$ 10,000